Concentration of Credit Risk - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue, Major Customer [Line Items]
Sales to the Company's largest customer on total net sales, percentage	100.00%	[1]	100.00%	[1]	100.00%	[1]
Chesapeake and Total
Revenue, Major Customer [Line Items]
Number of customers from whom revenues exceed 10 percent of consolidated revenue	2
Sales to the Company's largest customer on total net sales, percentage	10.00%		10.00%		10.00%

[1]	Revenues from Appalachia Midstream are accounted for as part of our equity method investment.